Transfer of financial assets	12 Months Ended
Mar. 31, 2013
Transfer of financial assets
6.	Transfer of financial assets

The below transactions are accounted for as sales in accordance with the accounting guidance for transfers of financial assets, because Sony has relinquished control of the receivables. In each case, losses from these transactions were insignificant, and although Sony continues servicing the receivables subsequent to being sold or contributed, no servicing liabilities are recorded as the costs of collection of the sold receivables are insignificant. Other than the cash proceeds from the sales below, net cash flows related to these transactions, including servicing fees, for the fiscal years ended March 31, 2011, 2012 and 2013 were insignificant.

Sony has established several accounts receivable sales programs in Japan whereby Sony can sell up to 53,700 million yen of eligible trade accounts receivable in the aggregate at any one time. Through these programs, Sony can sell receivables to special purpose entities owned and operated by banks. Sony can sell receivables in which the agreed upon original due dates are no more than 190 days after the sales of receivables. Total trade accounts receivable sold during the fiscal years ended March 31, 2011, 2012 and 2013 were 136,232 million yen, 126,513 million yen and 105,888 million yen, respectively.

A subsidiary of the Financial Services segment has established several receivables sales programs whereby the subsidiary can sell up to 24,000 million yen of eligible receivables in the aggregate at any one time. Through these programs, the subsidiary can sell receivables to special purpose entities owned and operated by banks. The subsidiary can sell receivables in which the agreed upon original due dates are no more than 180 days after the sales of receivables. Total receivables sold during the fiscal years ended March 31, 2011, 2012 and 2013 were 166,025 million yen, 130,060 million yen and 89,700 million yen, respectively.

Sony has established an accounts receivable sales program in the United States whereby Sony’s U.S. subsidiary can sell up to 350 million U.S. dollars of eligible trade accounts receivables in the aggregate at any one time to a commercial bank. The program requires that a portion of the sales proceeds be held back and deferred until collection of the related receivables by the purchaser. The portion of the sales proceeds held back and deferred is initially recorded at estimated fair value, is included in other current assets and was 16,272 million yen at March 31, 2012 and 4,462 million yen at March 31, 2013. Sony includes collections on such receivables as cash flows within operating activities in the consolidated statements of cash flows since the receivables are the result of operating activities and the associated interest rate risk is insignificant due to its short-term nature. Total trade receivables sold, deferred proceeds from those sales and collections of deferred proceeds during the fiscal years ended March 31, 2011, 2012 and 2013 are as follows:

	Yen in millions
	Fiscal year ended March 31
	2011	2012	2013
Total trade receivables sold	414,147	476,855	355,872
Deferred proceeds	185,647	117,343	8,098
Collections of deferred proceeds	153,550	132,636	20,608

During the fiscal year ended March 31, 2013, Sony established an accounts receivable sales program whereby Sony can sell eligible trade accounts receivables held by certain subsidiaries in Europe denominated in several currencies, primarily the euro, to a commercial bank on an uncommitted basis. The maximum receivables that may be sold at any one time in the aggregate translates into approximately 72,500 million yen as of March 31, 2013. Sony can sell receivables in which the agreed upon original due dates are no more than 150 days after the date the receivables are sold. Total receivables sold during the fiscal year ended March 31, 2013 was 66,020 million yen.

Certain of the accounts receivable sales programs above also involve variable interest entities (“VIEs”). Refer to Note 23.